Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Generally, at a regularly scheduled Compensation Committee meeting during the first half of our fiscal year, the Compensation Committee will review the recommended dollar value of long-term equity grants to our named executive officers. Then, the Board will meet to approve equity grants, typically in the first half of the year for awards of options or PSUs, and typically in the second half of the year for awards of RSUs. Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information, although grants are generally made when our trading window is open. Grants to current employees generally are effective on or after the date of the Board meeting approving such grants, although the Board may delay the grant date until a date that is in an open trading window if the Board meeting where grants are approved occurs during a closed trading window. Grants to new employees, including potential NEOs, are typically made at the next regularly scheduled Board meeting following the employee’s start date. During fiscal year 2024, we did not grant stock options, stock appreciation rights, or similar option-like instruments to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.